SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total	$ 1,541,909	$ 1,365,284
Manufactured Product, Other [Member]
Product Information [Line Items]
Total	1,182,670	1,195,012
Commission Processing Service [Member]
Product Information [Line Items]
Total	204,226	164,838
Technology Service [Member]
Product Information [Line Items]
Total	115,715
RentalIncome [Member]
Product Information [Line Items]
Total	37,093	2,024
Others [Member]
Product Information [Line Items]
Total	$ 2,205	$ 3,410